Note 03 - Income Taxes, Parenthetical (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense
Income tax rate	25.00%	25.00%
Social Contributon rate	9.00%	9.00%
Tax Expense statutory rate	34.00%	34.00%